STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY

Compensation-based stock option activity for qualified and unqualified stock options are summarized below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, December 31, 2024	1,131,000	$0.93
Granted	-	0
Exercised	-	0
Forfeited	-	0
Outstanding, March 31, 2025	1,131,000	$0.93	4.5	$-
Exercisable, March 31, 2025	1,103,500	$0.93	4.5	$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2024	-	$-
Granted	1,131,000	0.93
Exercised	-	0
Forfeited	-	0
Outstanding, December 31, 2024	1,131,000	$0.93	4.8	$-
Exercisable, December 31, 2024	783,500	$0.93	4.8	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Class A common stock outstanding and exercisable at March 31, 2025:

Options Outstanding		Options Exerciseable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exerciseable Number of Options
$0.93	1,131,000	4.5	1,103,500
	1,131,000		1,103,500

The following table summarizes information about options to purchase shares of the Company’s Class A Common Stock outstanding and exercisable at December 31, 2024:

Options Outstanding		Options Exerciseable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exerciseable Number of Options
$0.93	1,131,000	4.8	783,500
	1,131,000		783,500

SCHEDULE OF STOCK OPTION GRANTED IN VALUATION ASSUMPTIONS

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended December 31,
	2024	2023
Risk free interest rate	3.88%	0.00%
Expected term (years)	5.00 - 5.25	-
Expected volatility	53.49%	0.00%
Expected dividends	0.00%	0.00%

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

The following table presents information related to stock-based compensation expense:

	For the Three Months Ended March 31,	Unrecognized at March 31,	Weighted Average Remaining Amortization Period
	2025	2025	(Years)
General and administrative	$3,341	$7,798	0.75
Total	$3,341	$7,798	0.75

The following table presents information related to stock-based compensation expense:

			Weighted Average
	For the Year Ended Decemebr 31,	Unrecognized at December 31,	Remaining Amortization Period
	2024	2024	(Years)
General and administrative	$538,323	$13,368	1.00
Total	$538,323	$13,368	1.00